Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities
Amortized cost, Debt Securities		SFr 972
Amortized cost, before allowance for credit losses, Debt Securities	SFr 596
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	11	36
Gross unrealized losses, Debt securities	0	2
Fair value, Debt securities	SFr 607	1,006
Debt Securities, Available-for-Sale, Excluded Accrued Interest from Amortized Cost [true false]	true
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	SFr 0
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities		2
Amortized cost, before allowance for credit losses, Debt Securities	3
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	3	2
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities		163
Amortized cost, before allowance for credit losses, Debt Securities	0
Gross unrealized gains, Debt securities	0	8
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	0	171
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities		807
Amortized cost, before allowance for credit losses, Debt Securities	593
Gross unrealized gains, Debt securities	11	28
Gross unrealized losses, Debt securities	0	2
Fair value, Debt securities	604	833
Bank
Available-for-sale securities
Amortized cost, Debt Securities		970
Amortized cost, before allowance for credit losses, Debt Securities	595
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	10	36
Gross unrealized losses, Debt securities	0	2
Fair value, Debt securities	SFr 605	1,004
Debt Securities, Available-for-Sale, Excluded Accrued Interest from Amortized Cost [true false]	true
Debt Securities Available-for-Sale Financing Receivable, Accrued Interest, Before Allowance for Credit Loss	SFr 0
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities		0
Amortized cost, before allowance for credit losses, Debt Securities	1
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1	0
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities		163
Amortized cost, before allowance for credit losses, Debt Securities	0
Gross unrealized gains, Debt securities	0	8
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	0	171
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities		807
Amortized cost, before allowance for credit losses, Debt Securities	594
Gross unrealized gains, Debt securities	10	28
Gross unrealized losses, Debt securities	0	2
Fair value, Debt securities	SFr 604	SFr 833